Expense Example - VIPIndex500Portfolio-InitialServiceService2PRO - VIPIndex500Portfolio-InitialServiceService2PRO - VIP Index 500 Portfolio	Apr. 29, 2024 USD ($)
VIP Index 500 Portfolio - Initial Class
Expense Example:
1 year	$ 10
3 years	33
5 years	57
10 years	130
VIP Index 500 Portfolio - Service Class
Expense Example:
1 year	21
3 years	65
5 years	113
10 years	256
VIP Index 500 Portfolio - Service Class 2
Expense Example:
1 year	36
3 years	113
5 years	197
10 years	$ 444